Trading revenues (Tables)	12 Months Ended
Dec. 31, 2012
Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,707	6,794	5,866

Foreign exchange products	559	(4,433)	2,258

Equity/index-related products	139	1,644	2,211

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	898	132	324

Trading revenues	1,195	5,020	9,338

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,868	6,578	5,673

Foreign exchange products	560	(4,456)	2,232

Equity/index-related products	111	1,604	2,306

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	897	131	324

Trading revenues	1,328	4,740	9,214

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.